Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of accounting
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”) as issued by the Financial Accounting Standards Board. The significant accounting policies described in Note 3 — Significant accounting policies have been applied consistently to all periods presented.

Functional and presentation currency
Functional and presentation currency
The Consolidated Financial Statements are presented in U.S. dollar (“USD”), which is the reporting currency of the Company, unless otherwise noted. The functional currency of the Company and the domestic entities reflected in the Consolidated Financial Statements is the USD, and the functional currencies of the Company’s international subsidiaries include the Pound Sterling, Euro, Swiss Franc, Polish Zloty and Canadian Dollar. The financial accounts of the Company’s international subsidiaries are translated to USD using exchange rates at specific reporting dates or average rates over the reporting period, as applicable. Unrealized gains and losses resulting from foreign currency translation adjustments are recognized within Accumulated other comprehensive loss, which is a component of Shareholders’ equity on the Consolidated Balance Sheets. Realized transactional exchange gains and losses are included in Other income, net on the Consolidated Statements of Operations.
Basis of measurement
Basis of measurement
The Consolidated Financial Statements have been prepared on a going concern basis, under the historical cost convention, except for certain financial instruments that are measured at fair value as described herein.

Basis of consolidation
Basis of consolidation
The Consolidated Financial Statements include all the accounts of the Company, its wholly-owned subsidiaries, majority-owned subsidiaries and legal entities in which it holds a controlling financial interest, through management service agreements (“MSAs”) or other financing arrangements.
All intercompany balances and transactions have been eliminated in consolidation.
Non-controlling interests (“NCI”)
Non-controlling interests (“NCI”)
NCI in consolidated subsidiaries represent the component of equity in consolidated subsidiaries held by third parties. Any change in ownership of a subsidiary while the controlling financial interest is retained is accounted for as an equity transaction between the controlling and non-controlling interests. In addition, when a subsidiary is deconsolidated, any retained non-controlling equity investment in the former subsidiary is initially measured at fair value, and the gain or loss triggered by any difference between the carrying value and fair value of the retained interest is included in Other income, net on the Consolidated Statements of Operations.
NCI with redemption features, such as put options, that are not solely within the Company’s control are considered redeemable non-controlling interests (“Redeemable NCI”). Redeemable NCI is considered to be temporary equity and are reported in the mezzanine section between Commitment and contingencies and Shareholders’ equity on the Consolidated Balance Sheets. Redeemable NCI is recorded at the greater of the carrying value, which is adjusted for the NCI’s share of net income or loss generated over the reporting period and the estimated redemption value at the end of the reporting period. In instances where the redemption value of Redeemable NCI is greater than its carrying value and redemption is at least probable, the Company has elected to immediately recognize the entire adjustment through Accumulated deficit on the Consolidated Balance Sheets. This election provides for a more immediate and transparent reflection of the economic impact associated with changes in redemption value, as opposed to accreting the difference over time.
Variable interest entities
Variable interest entities
The Company consolidates legal entities in which it holds a controlling financial interest. Determining whether it has a controlling financial interest, which is defined by Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”), as the power to direct the activities of a variable interest entity (“VIE”) that most significantly impact the VIE’s economic performance and the obligation to absorb losses of and the right to receive benefits from the VIE that could be potentially significant to the VIE.
Cash, cash equivalents and restricted cash
Cash, cash equivalents and restricted cash
Cash and cash equivalents include cash deposits in financial institutions, other deposits that are readily convertible into cash, with original maturities of three months or less, and cash held at retail locations. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (the “FDIC”) up to $250,000. The Company maintains its cash in bank deposit accounts, the balances of which, at times, may exceed federally insured limits. As of December 31, 2024 and December 31, 2023, the Company had a restricted cash balance of $14.2 million and $8.6 million, respectively, related to full collateralization of the Company’s borrowings under its asset-based revolving credit facility and standby letter of credit with East West Bank (“EWB”).
Accounts receivable, net
Accounts receivable, net
The Company maintains an allowance for expected credit losses to reflect the potential uncollectability of accounts receivable, based on historical credit loss information as adjusted for current conditions, reasonable and supportable forecasts and the risk characteristics of specific receivables. If current or expected future economic trends, events or changes in circumstances indicate that specific receivable balances may not be collectible, further consideration is given to the collectability of those balances, and the allowance for expected credit losses is adjusted accordingly. Accounts receivable are written off after exhaustive collection efforts occur, and the receivable is deemed uncollectible. The allowance for expected credit losses is recorded within Accounts Receivable, net on the Consolidated Balance Sheets.
Notes receivable
Notes receivable
Notes receivables are recognized and measured at amortized cost, representing the initial carrying amount adjusted for any subsequent amortization of principal and any expected credit losses. Interest income on notes receivables is recognized using the effective interest rate method, allocating interest income over the relevant period, based on the carrying amount of the asset and the effective interest rate.
Inventories, net
Inventories, net
Inventories, including packaging and supplies, are stated at the lower of cost or net realizable value (“NRV”). NRV is the estimated selling price in the ordinary course of business less estimated costs to sell. If conditions indicate a decline in inventory value, the Company records a write-down to NRV in the period the decline occurs. Inventory write-downs to NRV are not reversed in subsequent periods. The Company utilizes a standard costing methodology to value its inventories. Standard costs are reviewed periodically and adjusted to approximate weighted average cost. The direct and indirect costs of inventories include materials, labor and depreciation expense. All direct and indirect costs related to inventories are capitalized as they are incurred and subsequently recorded at the time the inventoried product is sold within Cost of goods sold on the Consolidated Statements of Operations. The Company reviews its inventories for excess, obsolete, redundant and slow-moving items, and any such inventories are written down to NRV, which is recorded within Cost of goods sold on the Consolidated Statements of Operations.
Intangible assets, net
Intangible assets, net
Intangible assets are recorded at cost, less accumulated amortization and impairment losses, if any. Intangible assets acquired in a business combination are recognized at fair value at the date of acquisition, while intangible assets that are internally generated are recognized at cost. The useful life of an internally generated intangible asset is the shorter of 15 years or the term specified by an applicable law, regulation or contractual provision. Intangible assets are amortized on a straight-line basis over the following estimated useful lives:

Asset class	Estimated useful life
Non-compete agreements	1-15 years
Trade names	1-20 years
Intellectual property and know-how	5-15 years
Licenses and service agreements	5-30 years
The Company reviews the estimated useful lives, residual values and amortization methods of the Company’s intangible assets at each fiscal year-end, and any adjustments deemed to be appropriate are applied prospectively.
Leases
Leases
The Company evaluates contract terms to determine whether the contract constitutes a lease or includes an embedded lease component. If a contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration, the Company deems that contract a lease or as containing an embedded lease and evaluates whether the lease arrangement is classified as a finance lease or operating lease at inception. For lease arrangements with an initial term in excess of 12 months, the Company recognizes a lease liability equal to the present value of future lease payments and recognizes a right-of-use (“ROU”) asset equal to the lease liability, subject to certain adjustments. For lease arrangements with an initial term of 12 months or less, the Company does not recognize a lease liability and ROU asset; instead, the Company recognizes the related lease payments as lease expense on a straight-line basis over the lease term, which is recognized within Selling, general and administrative on the Consolidated Statements of Operations. The Company uses its incremental borrowing rate to determine the present value of remaining lease payments, unless the rate implicit in the lease is readily determinable. The Company has elected to combine separate lease and non-lease components into a single lease component for all classes of its leased assets.
Lease payments are in-substance fixed, and certain real estate leases include annual escalation clauses with reference to an index or contractual rate. Typically, the Company enters into real estate leases that require additional payments for taxes, insurance, maintenance and other common area charges. These expenses are considered non-lease components. If the non-lease components are fixed, the Company accounts for its real estate leases and related fixed non-lease components together as a single lease component used to measure its ROU assets and lease liabilities. If the non-lease components are variable, the variable payments are excluded from the Company’s measurements of its ROU assets and lease liabilities and are expensed as incurred through either Cost of goods sold or Selling, general and administrative.
ROU assets are amortized on a straight-line basis over the earlier of the useful life of the ROU asset or the end of the lease term. On the Consolidated Statements of Operations, amortization of operating lease ROU assets and reduction of operating lease liabilities is recognized as lease expense and amortization of finance ROU assets is recognized within Depreciation and amortization. In addition, the Company records interest expense on its finance lease liabilities using the effective interest method, which is recognized within Interest expense related to lease liabilities and financial obligations on the Consolidated Statements of Operations.
The term the Company assigns to a lease arrangement at commencement is determined based on the noncancellable period for which the Company has the right to use the underlying leased asset, inclusive of any periods covered by extension options that the Company is reasonably certain to exercise or the exercise of which is controlled by the lessor. The Company considers a number of factors when evaluating whether the extension options in its lease arrangements are reasonably certain of exercise, including the location of the leased asset, the length of time before the options can be exercised, expected value of the leased assets at the end of the initial lease terms, relevance of the leased assets to the Company's operations and the cost of negotiating a new lease.
The Company has historically entered into transactions wherein the Company sold real estate property or equipment to a buyer and simultaneously leased back all, or a portion of, the same asset for all, or part of, the asset’s remaining useful life. Transactions such as these are evaluated to determine whether sale leaseback accounting is required. When a sale and leaseback transaction does not qualify for sale accounting, the transaction is accounted for as a financing transaction, and the Company recognizes a financial liability for the sale proceeds, within Financial obligations - current and Financial obligations - net of current on the Consolidated Balance Sheets. The Company retains the underlying asset in Property, plant and equipment, net and continues to depreciate the asset, based upon the Company’s depreciation policy, over its remaining useful life. The Company uses the effective interest method to allocate lease cash payments between the reduction of the Financial obligations’ principal balance on the Consolidated Balance Sheets and the recognition of interest expense within Interest expense related to lease liabilities and financial obligations on the Consolidated Statements of Operations.
Impairment of long-lived assets
Impairment of long-lived assets
The Company evaluates the recoverability of its long-lived assets, including property, plant and equipment, ROU assets, definite lived intangible assets and equity investments, whenever events or changes in circumstances indicate that the carrying value of a long-lived asset, or asset group, may not be recoverable. When the Company determines that the carrying value of its long-lived assets may not be recoverable, these long-lived assets are assessed for impairment based on the estimated future undiscounted cash flows expected to result from the use and eventual disposition of the long-lived assets. If the carrying value of a long-lived asset, or asset group, exceeds its fair value, an impairment loss equal to the excess is recognized within Loss on impairment on the Consolidated Statements of Operations, during the period in which the impairment is identified.

Goodwill
Goodwill
Goodwill represents the excess of the consideration transferred for the acquisition of an entity over the fair value of the net tangible and intangible assets acquired. Goodwill is either assigned to a specific reporting unit or allocated between reporting units based on the relative fair value of each reporting unit. See Note 12 — Intangible assets, net and Goodwill for further detail.
Impairment of goodwill
Goodwill is not subject to amortization and is tested annually for impairment, as of October 1 of each year, or more frequently if events or changes in circumstances indicate that the Company’s goodwill might be impaired. To determine whether the Company’s goodwill should be tested for impairment outside of the annual cadence, the Company performs a quarterly qualitative assessment to identify potential indicators of impairment, such as significant underperformance relative to historical or projected future operating results, significant changes in the Company’s manner of use of the acquired assets or strategy for the overall business, a significant decrease in the market value of the acquired assets or significant negative industry or economic trends.
Goodwill is tested for impairment at the reporting unit level. A reporting unit is the same as, or one level below, an operating segment and represents a component, or group of components, for which discrete financial information is available and reviewed regularly by segment management.
Goodwill is deemed to be impaired if the carrying value of a reporting unit, including allocated goodwill, exceeds its fair value (but not below zero), as determined using both an income and a market approach; an impairment loss equal to the excess is recognized within Loss on impairment on the Consolidated Statements of Operations, during the period in which the impairment is identified.

Deferred charges: debt financing
Deferred charges: debt financing
The Company’s deferred charges include financing costs and debt discounts or debt premiums that were incurred in connection with its execution of new, or modification of existing, debt financing. Deferred charges related to term loans are netted against the carrying amount of the debt within Notes payable - net of current on the Consolidated Balance Sheets. Deferred charges related to revolving lines of credit are capitalized within Prepaid expenses and other current assets or Investments and other assets on the Consolidated Balance Sheets, depending on the maturity dates of the revolving lines of credit. Deferred charges are amortized using the effective interest method and recognized within Interest expense on the Consolidated Statements of Operations.

Commitments and contingencies
Commitments and contingencies
The Company recognizes contingent liabilities when such contingencies are probable and reasonably estimable, within Accrued expenses on the Consolidated Balance Sheets. Losses related to contingencies are typically recognized within Other income, net on the Consolidated Statements of Operations.
The Company recognizes legal costs for contingencies in the period in which the costs are incurred within Selling, general and administrative on the Consolidated Statements of Operations.
Income taxes
Income taxes
The Company’s Provision for income taxes on the Consolidated Statements of Operations is comprised of current and deferred taxes, except to the extent that the income tax expense related to a business combination, items recognized directly within Shareholders’ equity on the Consolidated Balance Sheets.
Current taxes are recognized on taxable income (loss) for the fiscal period, as adjusted for unrealized tax benefits, changes in tax receivables (payables) that arose in a prior period and recovery of taxes paid in a prior period. Current taxes are measured using tax rates and laws enacted during the period within which the taxable income (loss) arose. Current tax assets and liabilities are offset only if the right of offset exists.
Deferred taxes are recognized with respect to temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their respective tax basis, with certain exceptions. Deferred taxes are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. If the Company determines, based on available evidence, that it is more likely than not that all or a portion of a deferred tax asset will not be realized, a valuation allowance is established to reduce the deferred tax asset by the amount expected to be unrealizable. The Company reassesses the need for a valuation allowance at the end of each fiscal quarter and takes into consideration, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability and the duration of statutory carryforwards.
The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state and foreign jurisdictions, where applicable. For the years ended December 31, 2024 and December 31, 2023, the Company has adopted a new federal and state income tax position, supported by legal interpretations, asserting that the restrictions of Section 280E of the Internal Revenue Code (“Section 280E”) do not apply to the Company’s cannabis operations (“280E position”). The Company recorded an uncertain tax liability on the Consolidated Balance Sheets for tax positions taken based on the 280E Position. In addition, the Company filed amended federal and state income tax returns with refund claims for several of the Company's business entities for tax years prior to 2023. If the Company’s interpretation is upheld, the Company’s financial position could be significantly enhanced by the ability to deduct additional ordinary and necessary business expenses that are non-deductible under Section 280E.
While the Company believes its position is supported by sound legal reasoning, the cannabis industry remains in a complex regulatory environment. The illegality of cannabis under U.S. federal law poses unique challenges and uncertainties, including the potential for differing interpretations and enforcement actions. The Company is prepared to vigorously defend its tax position, if challenged, and will continue to monitor legal developments in this matter closely; however, the Company cannot be certain that it will prevail on this issue with the Internal Revenue Services (the “IRS”). As a precautionary measure, if the Company were not to prevail, reserves have been established to mitigate the potential financial impact of such a determination, which is recognized within the Company’s Uncertain tax position liability on the Consolidated Balance Sheets. There was a $313.0 million increase in the Company’s Uncertain tax position liability from December 31, 2023 to December 31, 2024 due to the 280E position, which was offset by a corresponding reduction in the Company’s Income tax payable. The Company believes it is reasonably possible that its Uncertain tax position liability will continue to increase over the next 12 months, while its 280E position is reviewed by the IRS and certain state tax authorities.
Revenue recognition
Revenue recognition
Revenue is recognized by the Company in accordance with Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”), pursuant to which the Company recognizes revenue when the control of a promised good or service is transferred to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for the transferred good or service.
In order to recognize revenue under ASC 606, the Company applies the following five-step model:
i.Identify a customer along with a corresponding contract;
ii.Identify the performance obligation(s) in the contract to transfer goods or provide distinct services to a customer;
iii.Determine the transaction price the Company expects to be entitled to in exchange for transferring promised goods or services to a customer;
iv.Allocate the transaction price to the performance obligation(s) in the contract; and
v.Recognize revenue when or as the Company satisfies the performance obligation(s).
The majority of the Company’s performance obligations are satisfied at a point in time; either upon delivery and acceptance of the Company’s goods or services by its wholesale customers or immediately upon transfer of the Company’s goods or services to its retail customers. Revenues from the Company’s cannabis sales are recorded net of sales discounts at the time of delivery to the customer. Payment is typically due upon transfer of the Company’s products to the customer or within a specified time period permitted under the Company’s credit policy.
Retail and wholesale revenues
The Company derives its domestic retail and wholesale revenues from U.S. states in which it is licensed to cultivate, process, distribute and sell cannabis and other hemp-derived products. The Company sells directly to customers at its retail dispensaries and sells wholesale to third-party dispensaries or processors.
Internationally, the Company derives retail revenues in the U.K., where it holds a pharmacy license that enables it to fulfill cannabis prescriptions directly to the patient through its online pharmacy. The Company also supplies cannabis on a wholesale basis to pharmacies and other distributors based in Australia, New Zealand, Canada and across Europe, including Germany, Italy and Poland. All products that are supplied to Italy are sold to wholesalers who import the Company’s products. Non-cannabis revenues are all derived from wholesale operations in Germany, Spain and the U.K.
For most of its locations, the Company offers a loyalty reward program to its retail dispensary customers that allows customers who enroll in the program to earn reward points at point of sale for use on future purchases. Loyalty reward points earned by the Company’s retail customers on products purchased are recognized as a reduction of revenue at the time of sale. Loyalty points earned are recognized within Accrued expenses on the Consolidated Balance Sheets, until redeemed, expired or forfeited. As of December 31, 2024 and 2023, the Company’s Accrued loyalty payable totaled $5.7 million and $5.3 million, respectively.
Promotional discounts and customer loyalty rewards not derived from products purchased by the customer are recognized within Sales and marketing, which is a component of Selling, general and administrative expense on the Consolidated Statements of Operations.
Management fee income
Management fee income is comprised primarily of revenue earned through MSAs pursuant to which the Company provides professional services, including cultivation, processing and retail know-how, back-office administration, intellectual property licensing, real estate leasing services and lending facilities to medical and adult use cannabis licensees. In addition, management fee income includes royalty fees earned on third-party use of certain of the Company’s licenses, as well as logistics service fees and consultation fees earned in the Company’s international operations. The Company recognizes management fee income on a straight-line basis over the term of the associated agreements as services are provided.

Share-based payment arrangements
Share-based compensation
The Company recognizes compensation expense for all share-based awards, including stock options, performance stock units (“PSUs”) and restricted stock units (“RSUs”), granted to its employees and directors at the fair value of the awards on the date of grant. The Company uses the Black-Scholes valuation model to determine the grant-date fair value of stock options. In instances where stock options or units have performance or market conditions, the Company utilizes the Monte Carlo valuation model to simulate a wide range of potential future market conditions and uncertainties that could affect the fair value of the underlying.
The inputs into the Black-Scholes valuation model, including the expected term of the instrument, expected volatility, risk-free interest rate and dividend rate are determined by reference to the terms of the underlying instrument as well as the Company’s experience with similar instruments. Expected volatility is estimated based on the historical volatility in the price of the Company’s outstanding SVS, as management believes this is the best estimate of the expected volatility over the expected life of the Company’s stock options granted. The expected life in years represents the period of time that stock options granted are expected to be outstanding. The expected term of stock options granted to non-employees is equal to the contractual term of the option award. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the stock options granted.
Share-based compensation is amortized on a straight-line basis over the requisite service period of the share-based awards, which is generally the vesting period, and recognized within Share-based compensation on the Consolidated Statements of Operations, with a corresponding increase to Shareholders’ equity on the Consolidated Balance Sheets. The amount recognized as an expense is adjusted to reflect the number of share-based awards for which the related service conditions are expected to be met, such that the total share-based compensation ultimately recognized by the Company is based on the number of share-based awards that meet the related service conditions at the vesting date. The Company recognizes the impact of forfeitures to its share-based compensation as they occur.
Earnings per share, basic and diluted
Earnings per share, basic and diluted
The Company presents basic and diluted earnings per share (“EPS”) on its Consolidated Statements of Operations. Basic EPS is calculated by dividing the net income (loss) attributable to the Company’s shareholders by the weighted average number of shares outstanding during the reporting period. Diluted EPS is determined by adjusting the profit or loss attributable to the Company’s shareholders and the weighted average number of shares outstanding during the period, for the effects of all potentially dilutive instruments, which, for the Company, is comprised of share-based awards, contingent equity consideration obligations and convertible debt. Instruments with an anti-dilutive impact are excluded from the calculation of diluted EPS. The Company applies the treasury stock method to calculate the number of potentially dilutive securities with respect to its share-based awards and the if-converted method with respect to any outstanding contingent equity consideration obligations and convertible debt.
Related party transactions
Related party transactions
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.
Business combinations and asset acquisitions
Business combinations
The Company accounts for business combinations using the acquisition method in accordance with ASC 805, Business Combinations (“ASC 805”), which requires recognition of assets acquired and liabilities assumed, including contingent assets and liabilities, at their respective fair values on the date of acquisition or assumption of control. Non-controlling interests in the acquiree are measured at fair value on acquisition date. Acquisition-related transaction costs are recognized as expenses in the period in which the costs are incurred. The excess of consideration transferred over the net assets acquired and liabilities assumed is recognized as goodwill as of the acquisition date. Following initial recognition, goodwill is measured at cost, less any accumulated impairment losses.
The Company utilizes the guidance prescribed by ASC 805, which allows entities to use a screen test to determine if a transaction should be accounted for as a business combination or an asset acquisition. Under the optional screen test, where substantially all of the fair value of gross assets acquired is concentrated in a single asset (or a group of similar assets), the transaction would be accounted for as an asset acquisition. Management performs a concentration test where appropriate and if the concentration of assets is 90% or above, the transaction is generally accounted for as an asset acquisition. In addition, if the assets acquired are not a business, the Company accounts for the transaction as an asset acquisition.
Contingent consideration is measured at fair value at the date of acquisition and included as part of the consideration transferred in a business combination. Contingent consideration classified as a liability requires fair value remeasurement at the end of each reporting period, with adjustments to the fair value of the contingent liability recognized within Other income, net on the Consolidated Statements of Operations. Contingent consideration classified as equity is assessed at the end of each reporting period to determine whether equity classification remains appropriate.
Purchase price allocations may be preliminary and, during the measurement period (not to exceed one year from the date of acquisition), changes in assumptions and estimates that result in adjustments to the fair value of assets acquired and liabilities assumed are recorded in the period the adjustments are determined.
Operating results associated with acquisitions are included in the Company’s consolidated financial statements from the date of acquisition.
Asset acquisitions
In accordance with ASC 805, the Company defines asset acquisitions as those not pertaining to the acquisition of inputs, processes and outputs that constitute a business. The Company allocates the cost of an asset acquisition, including the acquisition-related transaction costs, to the individual assets acquired and liabilities assumed based on their relative fair values.
Fair value of financial instruments
Fair value of financial instruments
The Company applies fair value accounting to all financial assets and liabilities that are recognized or disclosed at fair value in its financial statements on a recurring basis. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities that are required to be recorded at fair value, the Company considers all related factors of the asset by market participants in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.
The Company applies the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2 — Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs for the asset or liability that are not based on observable market data.
The Company elected to apply the beginning-of-period convention whereby all transfers into and out of Level 3 in the fair value hierarchy are deemed to have had occurred at the beginning of the reporting period. The Company does not reclassify its financial instruments within the fair value hierarchy subsequent to initial recognition, unless a change has occurred in its business model for managing financial instruments.
Significant accounting judgments, estimates and assumptions
Significant accounting judgments, estimates and assumptions
The preparation of financial statements in accordance with U.S. GAAP requires the use of estimates and assumptions that affect the reported amounts of revenue, expenses, assets, liabilities and contingencies. Although actual results in subsequent periods may differ from these estimates, such estimates are developed based on the best information available to management and management’s best judgments at the time. The Company relies upon historical experience, observable trends and various other assumptions to develop reasonable significant estimates and assumptions, which are then regularly reviewed and updated, as needed, by management. Changes in estimates are accounted for prospectively and are based upon on-going trends or subsequent settlements and the sensitivity level of the estimates and assumptions to changes in facts and circumstances. Although management believes that all estimates are reasonable, actual results could differ from these estimates.
The most significant assumptions and estimates underlying the Consolidated Financial Statements are described below:
Consolidation
When determining the appropriate basis of accounting for the Company’s interests in affiliates, the Company makes judgements about the degree of influence that it exerts directly or indirectly through an arrangement over the investees’ relevant activities. The Company consolidates legal entities in which it holds a controlling financial interest. Determining whether the Company has a controlling financial interest of a legal entity in which it does not have a majority voting interest is subject to significant judgment and estimates. Considerations include, but are not limited to, voting interests of the VIE, management, service and other agreements with the VIE, involvement in the VIE’s initial design and the existence of explicit or implicit financial guarantees. See Note 2 — Basis of presentation and consolidation and Note 29 — Variable interest entities for further detail.
Accounting for acquisitions and business combinations
Classification of an acquisition as a business combination or asset acquisition hinges on whether the asset acquired constitutes a business, which can be a complex judgment.
In determining the fair value of all identifiable assets, liabilities and contingent liabilities acquired, the most significant estimates are related to the valuation of contingent consideration and intangible assets. Management exercises judgement in estimating the probability and timing of when earn-outs are expected to be achieved, which is used as the basis for estimating fair value. For any intangible asset identified, depending on the type of intangible asset and the complexity of determining its fair value, an independent valuation expert may be engaged to apply the appropriate valuation techniques to management’s forecast of the total expected future net cash flows in order to estimate fair value.
The primary intangible assets typically acquired in a business combination within the cannabis industry are cannabis licenses, as they provide companies with the ability to operate in additional markets. To estimate the fair value of intangible assets, management exercises judgement in developing cash flow projections and choosing discount and terminal growth rates. The estimated fair value of intangible assets is most sensitive to changes in the discount rate applied. The terminal growth rate represents the rate at which businesses will continue to grow into perpetuity. Other significant assumptions include revenue, gross profit, operating expenses and anticipated capital expenditures, which are based on the historical operations of the acquiree together with management’s projections. These valuations are closely linked to the assumptions made by management regarding future performance of the assets acquired and any changes in the discount rate applied.
Contingent consideration payable as a result of a business combination is recorded at fair value at the date of acquisition. The fair value of contingent consideration is subject to significant judgments and estimates, such as projected future revenues. See Note 4 — Acquisitions for further detail.
Share-based compensation - Stock options
The Company uses the Black-Scholes valuation model to determine the fair value of stock options granted to employees and directors under share-based awards, where appropriate. In instances where stock options or stock units have performance or market conditions, the Company utilizes the Monte Carlo valuation model to simulate the various outcomes that might affect the fair value of the stock option or stock units. In estimating fair value, management is required to make certain significant assumptions and estimates, such as the expected life of stock options, expected volatility in the future price of the Company’s outstanding SVS, expected risk-free rates and future dividend yields. Changes in assumptions used to estimate fair value could result in materially different results. See Note 18 — Share-based compensation for further detail.
Goodwill impairment
Goodwill is not subject to amortization and is tested annually for impairment, or more frequently, if events or changes in circumstances indicate that goodwill might be impaired. In order to determine the amount, if any, the carrying value of its goodwill might be impaired, the Company performs the analysis on a reporting unit level, using both an income and a market approach. Under the income approach, fair value is estimated on the present value of estimated cash flows (i.e. discounted cash flows). The market approach estimates fair value using comparable marketplace fair value data from within a comparable industry grouping. Not only is the determination of the Company’s reporting units subject to significant management judgment, management has to apply significant judgments in assessing the various inputs that drive the fair value of a reporting unit, such as historical results, business plans, forecasts and market data. Changes in the conditions for these judgments and estimates can significantly affect the estimated fair value of the reporting units and the implied fair value of goodwill. See Note 12 — Intangible assets, net and Goodwill for further detail.
Impairment of long-lived assets
The Company evaluates the recoverability of its long-lived assets (or asset groups) whenever events or changes in circumstances indicate that their carrying value may not be recoverable. This evaluation requires significant management judgment and involves identifying and interpreting key factors, such as significant adverse changes in (i) the market price of a long-lived asset; (ii) the extent or manner in which a long-lived asset is used; or (iii) legal factors or the business climate. Additionally, management’s considerations may include whether (iv) the Company’s accumulated investment in its long-lived asset(s) significantly exceeds the amount originally expected; (v) the Company is experiencing or projecting ongoing operating or cash flow losses; or (vi) it is more likely than not that a long-lived asset will be sold or otherwise disposed of significantly earlier than its previously estimated useful life. If management determines the recoverability of the Company’s long-lived asset(s) may not be recoverable, management exercises significant judgment in estimating the undiscounted future cash flows of the affected long-lived asset(s). Changes in the underlying assumptions or conditions can materially affect the value of the Company’s long-lived assets as reported in its consolidated financial statements. See Note 10 — Property, plant and equipment, net, Note 11 - Leases and Note 12 — Intangible assets, net and Goodwill for further detail.
Inventories, net
In measuring the value of its inventories, net at the end of the reporting period, the Company compares inventoried costs to estimated NRV. The NRV of inventories, net represents the estimated selling price for the Company’s goods in the ordinary course of business, less all estimated costs of completion and costs necessary to sell. The determination of NRV requires significant judgment, including consideration of factors such as shrinkage, the aging of and future demand for inventory, expected future selling prices and contractual arrangements with customers. Reserves for excess and obsolete inventory are also based upon quantities on hand and projected volumes from demand forecasts. The Company’s estimates are made at a point in time, using available information, expected business plans and expected market conditions. The future realization of these inventories may be affected by market-driven changes that reduce future selling prices. As a result, the actual amount received from sale of inventories, net could differ from estimates. See Note 8 — Inventories, net for further detail.
Income taxes
The Company records tax benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available at the reporting date. There is inherent uncertainty in quantifying income tax positions, especially considering the complex tax laws and regulations for federal, state and foreign jurisdictions in which the Company operates. The Company has recorded tax benefits for those tax positions where it is more likely than not that a tax benefit will result upon ultimate settlement with the relevant tax authority that has all relevant information.
Assets and liabilities held for sale
The Company classifies assets held for sale in accordance with ASC 205, Presentation of Financial Statements (“ASC 205”). When the Company makes the decision to sell an asset, disposal group or to cease operations for a portion of its business, the Company assesses whether such assets and related liabilities should be classified as held for sale. To be classified as held for sale, the asset or disposal group must meet all of the following conditions at the end of the reporting period:
i.available for immediate sale in its present condition;
ii.management is committed to a plan to sell;
iii.an active program to locate a buyer and complete the plan has been initiated;
iv.the asset or disposal group is being actively marketed at a sales price that is reasonable in relation to its fair value;
v.the sale is highly probable within one year from the date of classification to held for sale and
vi.actions required to complete the plan indicate that it is unlikely that the plan will be significantly changed or withdrawn.
An asset held for sale is measured at the lower of its carrying amount or fair value less cost to sell, unless the asset held for sale meets the exceptions as prescribed by ASC 205. Fair value is the amount obtainable from the sale of the asset in an arm’s length transaction, less the costs of disposal. See Note 5 — Assets and liabilities held for sale for further detail.
Discontinued Operations
Pursuant to ASC 205, the Company classifies held for sale assets and liabilities as discontinued operations if the disposal represents a strategic shift that has, or will have, a major effect on the Company’s operations and financial results. The held for sale classification criteria is presented above under ‘Assets and liabilities held for sale’.
When the Company makes the decision to sell an asset or disposal group, management makes significant assumptions in its evaluation of whether the asset or disposal group can be classified as held for sale and discontinued operations. See Note 6 — Discontinued operations for further detail.
Redeemable Non-controlling Interest
Valuation and classification of redeemable non-controlling interests involve significant management judgment and estimates. Determining the estimated redemption value of redeemable non-controlling interests requires a discounted cash flow analysis that incorporates assumptions about the Company’s projected revenue, operating margins and cash flows as well as anticipated economic conditions. The Company also has to assess whether the underlying equity instruments are currently redeemable or likely to become redeemable in the future, adding complexity to their classification on the balance sheet. Changes in redemption value are influenced by forward-looking factors and may require adjustments that impact retained earnings and/or additional paid-in capital. These estimates and judgments are inherently subjective and sensitive to future economic and market conditions.
New, amended and future accounting pronouncements
New, amended and future accounting pronouncements
The Company has implemented all applicable accounting standards recently issued by the Financial Accounting Standards Board (“FASB”), as well as applicable pronouncements from certain other standard-setting bodies, within the prescribed effective dates. Pronouncements that are not applicable or where it has been determined do not have a significant impact to the Company have been excluded herein.
Recently Adopted Accounting Standards
Effective January 1, 2024, the Company adopted ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses. Upon adoption, ASU 2023-07 did not materially impact the Consolidated Financial Statements, other than to expand the disclosures within Note 25 — Segment reporting. There was no impact to the Company’s consolidated financial position, results of operations or cash flows.
Effective January 1, 2024, the Company adopted ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging— Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 is intended to simplify the accounting for convertible instruments and contracts in an entity’s own equity by (i) eliminating certain separation models, such as the beneficial conversion feature and cash conversion models, which previously required issuers to separately account for conversion features in equity instruments, (ii) requiring the dilutive earnings per share impact of convertible instruments to be determined based on the if-converted method and (iii) reducing the scope of ASC 815-40, Derivatives and Hedging, so that additional types of instruments qualify for equity classification. Upon adoption, ASU 2020-06 did not impact the Company’s consolidated financial position, results of operations or cash flows, as the Company did not possess any in-scope equity instruments. The Company applies the if-converted method to calculate the dilutive impact to the Company’s earnings per share of the Conversion Amount (as defined within) associated with the Company’s Bloom Notes 2025 (as defined within). See Note 15 — Notes payable and Note 24 — Earnings per share for further details.
Global Minimum Tax Rules - Pillar Two
Numerous foreign jurisdictions have enacted or are in the process of enacting legislation to adopt a minimum effective tax rate, as described in the Global Anti-Base Erosion Model Rules (otherwise known as Pillar Two) issued by the Organization for Economic Co-operation and Development. Under Pillar Two, a minimum effective tax rate of 15% would apply to multinational companies with consolidated revenues above €750 million. Pillar Two is effective for fiscal years beginning on or after January 1, 2024, in several jurisdictions in which the Company operates. Upon enactment, Pillar Two did not have a material impact on the Company’s Consolidated Financial Statements, and there was no material impact to the Company’s consolidated financial position, results of operations or cash flows.
Recently Issued Accounting Standards
In November 2024, the FASB issued ASU 2024-04, Debt with Conversion and Other Options (“ASU 2024-04”). ASU 2024-04 clarifies the requirements for accounting for a settlement of a convertible debt instrument as an induced conversion and applies to convertible debt instruments with cash conversion features as well as debt instruments that are not currently convertible. ASU 2024-04 is effective for all entities for annual periods beginning after December 15, 2025, and interim periods within those annual periods, and can be applied either on a prospective or retrospective basis. Early adoption is permitted. The Company is currently evaluating the potential impact of ASU 2024-04 to the Company and its consolidated financial statements upon adoption.
In November 2024, the FASB issued ASU 2024-03, Reporting Comprehensive Income - Expense Disaggregation Disclosures (“ASU 2024-03”). ASU 2024-03 requires public business entities to provide disaggregated disclosures of specific income statement expense categories, including purchases of inventory, employee compensation, depreciation, intangible asset amortization, depletion and selling expenses. The amendments introduced by ASU 2024-03 aim to enhance transparency by offering investors more detailed insights into an entity’s expense structure. This additional information is intended to improve investors' ability to understand an entity’s cost structure and to forecast future cash flows. ASU 2024-03 is effective for all entities for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, and can be applied either on a prospective or retrospective basis. Early adoption is permitted. The Company is currently evaluating the potential impact of ASU 2024-03 to the Company and its consolidated financial statements upon adoption.
In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09, among other things, requires that public business entities on an annual basis (1) disclose specific categories in the effective tax rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income [or loss] by the applicable statutory income tax rate). ASU 2023-09 is effective for all other entities for annual periods beginning after December 15, 2025. Early adoption is permitted. The Company is currently evaluating the potential impact of ASU 2023-09 to the Company and its consolidated financial statements upon adoption.
In October 2023, the FASB issued ASU 2023-06, Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative (“ASU 2023-06”). ASU 2023-06 incorporates certain SEC disclosure requirements into the FASB Codification. The amendments introduced by ASU 2023-06 are expected to clarify or improve disclosure and presentation requirements of a variety of Codification Topics, allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the requirements and align the requirements in FASB’s Codification with the SEC’s regulations. ASU 2023-06 is effective for all other entities, two years after the effective date of the SEC’s removal of the related disclosure requirements from Regulation S-X or Regulation S-K. Early adoption is prohibited. The Company does not anticipate ASU 2023-06 will impact its consolidated financial statements upon adoption.
In August 2023, the FASB issued ASU 2023-05, Business Combinations— Joint Venture Formations (“ASU 2023-05”). ASU 2023-05, among other things, (1) defines a joint venture as the formation of a new entity without an accounting acquirer and (2) requires that a joint venture measure its identifiable net assets and goodwill, if any, at the formation date, such that the initial measurement of a joint venture’s total net assets is equal to the fair value of 100% of the joint venture’s equity, including any noncontrolling interest in the net assets of the joint venture. ASU 2023-05 is effective for all joint ventures with a formation date on or after January 1, 2025. Early adoption is permitted. The Company will comply with ASU 2023-05 on joint ventures formed on or after January 1, 2025.